Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	$ (9,453)	$ (9,882)	$ (9,754)
Foreign currency exchange differences recorded in equity, net	(1,319)	424	(1,181)
Recognition of foreign currency exchange differences revenue, net	913	189	634
Foreign currency translation differences	756	(184)	419
Balance in hedging reserves (hedging revenues) at the end of the year, net	$ (9,103)	$ (9,453)	$ (9,882)